INCOME TAXES (Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Opening balance	$ 1,098	$ 1,098
Increases related to current year tax positions
Closing balance	$ 1,098	$ 1,098